RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)							1 Months Ended			3 Months Ended		10 Months Ended	12 Months Ended
	Apr. 01, 2024	Jan. 01, 2024	Nov. 21, 2023	Jun. 14, 2023	Jan. 13, 2023	Jan. 03, 2023	Mar. 31, 2023	Jan. 31, 2021	Nov. 30, 2020	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2020	Jan. 10, 2024	Dec. 14, 2023	Mar. 16, 2023	Aug. 01, 2022
Global Partner Acquisition Corp II [Member]
Related Party Transaction [Line Items]
Price per share												$ 10	$ 10
Founder share vesting, description													The Founder Shares are substantially identical to the Class A ordinary shares included in the Units sold in the Public Offering except that the Founder Shares automatically convert into Class A ordinary shares at the time of the initial Business Combination, or at any time prior thereto at the option of the holder, and are subject to certain transfer restrictions, as described in more detail below, and the Founder Shares are subject to vesting as follows: 50% upon the completion of a Business Combination and then 12.5% on each of the attainment of Return to Shareholders (as defined in the agreement) exceeding 20%, 30%, 40% and 50%. Certain events, as defined in the agreement, could trigger an immediate vesting under certain circumstances. Founder Shares that do not vest within an eight-year period from the closing of the Business Combination will be cancelled.
Shares subject to forfeiture										127,777			127,777
Aggregate of shares										127,777			127,777
Exercise price												$ 11.50	$ 11.50
Principal amount																			$ 2,000,000
Loans payable												$ 30,000	$ 30,000
Costs paid										$ 25,000			25,000
General and administrative expenses										75,000	$ 75,000		300,000	$ 300,000
Accrued liabilities										$ 350,000		275,000	275,000	0
Trading days										20 days
Number of trading days commencing										30 days
Number of trading days business combination										150 days
Aggregate loan amount									$ 300,000
Proceeds from issuance of unsecured debt									1,000
Global Partner Acquisition Corp II [Member] | Subsequent Event [Member]
Related Party Transaction [Line Items]
Borrowed an additional amount	$ 130,406	$ 395,000
Global Partner Acquisition Corp II [Member] | January 13, 2023 Note [Member]
Related Party Transaction [Line Items]
Principal amount					$ 4,000,000
Global Partner Acquisition Corp II [Member] | Warrant [Member]
Related Party Transaction [Line Items]
Increase decrease in notes payable related parties current									49,000
Global Partner Acquisition Corp II [Member] | January 3, 2023 Note [Member]
Related Party Transaction [Line Items]
Principal amount						$ 250,000
Unpaid principal amount						$ 250,000
Global Partner Acquisition Corp II [Member] | January 3, 2023 Note [Member] | Warrant [Member]
Related Party Transaction [Line Items]
Warrant price						$ 1.50
Global Partner Acquisition Corp II [Member] | January 13, 2023 Note [Member]
Related Party Transaction [Line Items]
Principal amount					$ 4,000,000
Warrant price					$ 1.50
Converted amount					$ 1,750,000
Drawdowns amount										$ 461,000	604,000		2,726,000
Outstanding principal balance										$ 3,186,000		2,726,000	$ 2,726,000
Global Partner Acquisition Corp II [Member] | August One Two Thousand Twenty Two Note [Member]
Related Party Transaction [Line Items]
Principal amount																			$ 2,000,000
Global Partner Acquisition Corp II [Member] | Private Placement [Member]
Related Party Transaction [Line Items]
Aggregate of shares										5,566,667			5,566,667
Warrant price per share										$ 1.50			$ 1.50
Warrants purchase price										$ 8,350,000			$ 8,350,000
Global Partner Acquisition Corp II [Member] | IPO [Member]
Related Party Transaction [Line Items]
Notes payable									$ 199,000
Stardust Power Inc [Member]
Related Party Transaction [Line Items]
Purchase of ordinary shares			1,077,541
Price per share			$ 12.00														$ 0.03
Principal amount																$ 1,562,030
General and administrative expenses												178,148
Repayment of notes							$ 1,000,000					1,000,000
Interest expense												7,111
Capital contribution in exchange of subscription receivable				$ 90			90
Stardust Power Inc [Member] | Vikasa Clean Energy LLP [Member]
Related Party Transaction [Line Items]
Repayment of notes							160,000					160,000
Interest expense										$ 103		$ 1,138
Common Class A [Member] | Global Partner Acquisition Corp II [Member]
Related Party Transaction [Line Items]
Price per share										$ 12.00		$ 12.00	$ 12.00
Common Class A [Member] | Global Partner Acquisition Corp II [Member] | Private Placement [Member]
Related Party Transaction [Line Items]
Exercise price										$ 11.50		$ 11.50	$ 11.50
Founder Shares [Member] | Global Partner Acquisition Corp II [Member]
Related Party Transaction [Line Items]
Related party costs															$ 25,000
Price per share															$ 0.003
Aggregate shares issued								7,500,000							7,500,000
Founder Shares [Member] | Global Partner Acquisition Corp II [Member] | Over-Allotment Option [Member]
Related Party Transaction [Line Items]
Shares subject to forfeiture										625,000			625,000
Founder Shares [Member] | Common Class B [Member] | Global Partner Acquisition Corp II [Member]
Related Party Transaction [Line Items]
Purchase of ordinary shares															7,187,500
Founder share vesting, description															Founder Shares are subject to vesting as follows: 50% upon the completion of a Business Combination and then 12.5% on each of the attainment of Return to Shareholders (as defined in the agreement) exceeding 20%, 30%, 40% and 50%. Certain events, as defined in the agreement, could trigger an immediate vesting under certain circumstances. Founder Shares that do not vest within an eight-year period from the closing of the Business Combination will be cancelled.
Related Party [Member] | Global Partner Acquisition Corp II [Member]
Related Party Transaction [Line Items]
Outstanding principal balance amount										$ 755,000		$ 755,000	$ 755,000	785,000
Outstanding principal balance												2,726,000	2,726,000	$ 0
Related Party [Member] | Global Partner Acquisition Corp II [Member] | August One Two Thousand Twenty Two Note [Member]
Related Party Transaction [Line Items]
Outstanding principal balance amount										755,000		755,000	755,000
Related Party [Member] | Stardust Power Inc [Member]
Related Party Transaction [Line Items]
Other Liabilities							$ 131,855			$ 0	$ 131,855	0	0
Vikasa Capital Partners LLC [Member] | Stardust Power Inc [Member]
Related Party Transaction [Line Items]
Advisory services												$ 980,000	$ 980,000					$ 1,050,000